Liability warrants (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrants, classified as a liability

	December 31,	December 31,
	2021	2020
GRNV Sponsor Private Warrants	$1,596	$—
2020 Warrant Purchase Agreement	—	6,439
Total Liability warrants	$1,596	$6,439

Schedule of liability warrants

Warrant liabilities	January 1, 2020	Issuance (fair value)	Change in fair value	Exercise/Settlement (fair value)	December 31, 2020

2019 Warrant Purchase Agreement	1,929	—	(1,118)	(811)	—
2020 Warrant Purchase Agreement	—	1,622	4,817	—	6,439
Other libiliaty warrants	334	273	363	(970)	—
Total	$2,263	$1,895	$4,062	$(1,781)	$6,439

Warrant liabilities	December 31, 2020	Issuance (fair value) on August 12, 2021	Change in fair value	Exercise (fair value)	December 31, 2021

2020 Warrant Purchase Agreement	6,439	—	4,128	(10,567)	—
GRNV Underwriter’s Warrants	—	129	4,537	(4,666)	—
GRNV Sponsor Private Warrants	—	1,829	(233)	—	1,596
Total	$6,439	$1,958	$8,432	$(15,233)	$1,596

G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

	December 31,
	2021	2020
Remaining term (in years)	4.62	—
Expected volatility	40%	—%
Risk-free interest rate	1.2%	—%
Expected dividend yield	—%	—%

G R N V Underwriter Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

Exercise date September 21, 2021
Remaining term (in years)	3.17
Expected volatility	17.5%
Risk-free interest rate	0.5%
Expected dividend yield	—%